Trade Notes and Accounts Receivable, Net - Receivables Past Due but Not Impaired (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 30,076	$ 983	$ 31,941
Receivables past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			449
Receivables past due but not impaired [Member] | Less than 30 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			328
Receivables past due but not impaired [Member] | 31-60 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			36
Receivables past due but not impaired [Member] | 61-90 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			7
Receivables past due but not impaired [Member] | 91-120 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			70
Receivables past due but not impaired [Member] | 121-180 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			1
Receivables past due but not impaired [Member] | More than 181 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			$ 7